Performance Management	Apr. 29, 2025
Invesco Oppenheimer V.I. International Growth Fund | Invesco Oppenheimer V.I. International Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer International Growth Fund/VA (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the Series I shares of the Fund and the Non-Service Shares of the predecessor fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad measure of market performance. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s (and the predecessor fund’s) past performance is not necessarily an indication of how the Fund will perform in the future.
The returns shown for periods ending on or prior to May 24, 2019 are those of the Non-Service Shares and Service Shares of the predecessor fund, and are not offered by the Fund. The Non-Service Shares of the predecessor fund were reorganized into Series I shares of the Fund and the Service Shares of the predecessor fund were reorganized into the Series II shares of the Fund after the close of business on May 24, 2019. Series I shares’ and Series II shares’ returns of the Fund will be different from the Non-Service Shares’ and the Service Shares’ returns of the predecessor fund as they have different expenses.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund’s (and the predecessor fund’s) past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer International Growth Fund/VA (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the Series I shares of the Fund and the Non-Service Shares of the predecessor fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Series I	Period Ended	Returns
Best Quarter	June 30, 2020	19.90%
Worst Quarter	March 31, 2020	-20.00%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	19.90%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(20.00%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Series I	5/13/1992	-1.67%	3.04%	4.41%

Series II	3/19/2001	-1.81	2.83	4.15

MSCI ACWI ex USA® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		5.53	4.10	4.80

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Performance Availability Website Address [Text]	www.invesco.com/us
INVESCO V.I. AMERICAN FRANCHISE FUND | INVESCO V.I. AMERICAN FRANCHISE FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order). The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's past performance is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order).
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Series I	Period Ended	Returns
Best Quarter	June 30, 2020	31.11%
Worst Quarter	June 30, 2022	-20.31%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	31.11%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(20.31%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Series I	7/3/1995	34.89%	15.84%	14.16%

Series II	9/18/2000	34.56	15.56	13.88

Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)		33.36	18.96	16.78

S&P 500® Index (reflects no deduction for fees, expenses or taxes)		25.02	14.53	13.10

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.invesco.com/us
INVESCO V.I. AMERICAN VALUE FUND | INVESCO V.I. AMERICAN VALUE FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order). The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's and the predecessor fund's past performance is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund's and the predecessor fund's past performance is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order).
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Series I	Period Ended	Returns
Best Quarter	December 31, 2020	23.74%
Worst Quarter	March 31, 2020	-34.11%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	23.74%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(34.11%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Series I	1/2/1997	30.41%	13.69%	9.12%

Series II	5/5/2003	30.09	13.40	8.85

Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)		13.07	8.59	8.10

S&P 500® Index (reflects no deduction for fees, expenses or taxes)		25.02	14.53	13.10

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.invesco.com/us
Invesco V.I. Balanced-Risk Allocation Fund | Invesco V.I. Balanced-Risk Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order). The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's past performance is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order).
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Series I	Period Ended	Returns
Best Quarter	December 31, 2020	10.63%
Worst Quarter	March 31, 2020	-11.82%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	10.63%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(11.82%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Series I	1/23/2009	3.88%	2.75%	3.83%

Series II	1/23/2009	3.56	2.51	3.57

Custom Invesco V.I. Balanced-Risk Allocation Index (60% MSCI World Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) and 40% Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or other taxes))		11.54	6.87	6.75

MSCI ACWI Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		17.49	10.06	9.23

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Performance Availability Website Address [Text]	www.invesco.com/us
Invesco V.I. Discovery Large Cap Fund | Invesco V.I. Discovery Large Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Capital Appreciation Fund/VA (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the Series I shares of the Fund and the Non-Service Shares of the predecessor fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s (and the predecessor fund’s) past performance is not necessarily an indication of how the Fund will perform in the future.
The returns shown for periods ending on or prior to May 24, 2019 are those of the Non-Service Shares and Service Shares of the predecessor fund, and are not offered by the Fund. The Non-Service Shares of the predecessor fund were reorganized into Series I shares of the Fund and the Service Shares of the predecessor fund were reorganized into the Series II shares of the Fund after the close of business on May 24, 2019. Series I shares’ and Series II shares’ returns of the Fund will be different from the Non-Service Shares’ and the Service Shares’ returns of the predecessor fund as they have different expenses.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund’s (and the predecessor fund’s) past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Capital Appreciation Fund/VA (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the Series I shares of the Fund and the Non-Service Shares of the predecessor fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad measure of market performance and an additional index with characteristics relevant to the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Series I	Period Ended	Returns
Best Quarter	June 30, 2020	29.96%
Worst Quarter	June 30, 2022	-20.09%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	29.96%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(20.09%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Series I	4/3/1985	34.16%	16.05%	13.25%

Series II	9/18/2001	33.82	15.76	12.97

Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)		33.36	18.96	16.78

S&P 500® Index (reflects no deduction for fees, expenses or taxes)		25.02	14.53	13.10

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.invesco.com/us
INVESCO V.I. COMSTOCK FUND | INVESCO V.I. COMSTOCK FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order). The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's past performance is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order).
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Series I	Period Ended	Returns
Best Quarter	December 31, 2020	22.23%
Worst Quarter	March 31, 2020	-32.40%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	22.23%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(32.40%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Series I	4/30/1999	15.18%	11.59%	9.49%

Series II	9/18/2000	14.87	11.31	9.21

Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)		14.37	8.68	8.49

S&P 500® Index (reflects no deduction for fees, expenses or taxes)		25.02	14.53	13.10

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.invesco.com/us
INVESCO V.I. Core Equity Fund | INVESCO V.I. Core Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order). The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's past performance is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order).
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Series I	Period Ended	Returns
Best Quarter	June 30, 2020	18.52%
Worst Quarter	March 31, 2020	-20.43%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	18.52%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(20.43%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Series I	5/2/1994	25.60%	12.35%	9.42%

Series II	10/24/2001	25.29	12.07	9.15

Russell 1000® Index (reflects no deduction for fees, expenses or taxes)		24.51	14.28	12.87

S&P 500® Index (reflects no deduction for fees, expenses or taxes)		25.02	14.53	13.10

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.invesco.com/us
INVESCO V.I. Core Plus Bond Fund | INVESCO V.I. Core Plus Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's past performance is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Series I	Period Ended	Returns
Best Quarter	December 31, 2023	7.10%
Worst Quarter	March 31, 2022	-6.72%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	7.10%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(6.72%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Series I	5/5/1993	3.06%	0.38%	2.25%

Series II	3/14/2002	2.72	0.08	1.98

Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		1.25	-0.33	1.35

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.invesco.com/us
Invesco V.I. Discovery Mid Cap Growth Fund | Invesco V.I. Discovery Mid Cap Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Discovery Mid Cap Growth Fund/VA (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet
commenced operations. The bar chart shows changes in the performance of the Series I shares of the Fund and the Non-Service Shares of the predecessor fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s (and the predecessor fund’s) past performance is not necessarily an indication of how the Fund will perform in the future.
The returns shown for periods ending on or prior to May 24, 2019 are those of the Non-Service Shares and Service Shares of the predecessor fund, and are not offered by the Fund. The Non-Service Shares of the predecessor fund were reorganized into Series I shares of the Fund and the Service Shares of the predecessor fund were reorganized into the Series II shares of the Fund after the close of business on May 24, 2019. Series I shares’ and Series II shares’ returns of the Fund will be different from the Non-Service Shares’ and the Service Shares’ returns of the predecessor fund as they have different expenses.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund’s (and the predecessor fund’s) past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Discovery Mid Cap Growth Fund/VA (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the Series I shares of the Fund and the Non-Service Shares of the predecessor fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad measure of market performance and an additional index with characteristics relevant to the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Series I	Period Ended	Returns
Best Quarter	June 30, 2020	31.41%
Worst Quarter	June 30, 2022	-19.89%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	31.41%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(19.89%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Series I	8/15/1986	24.23%	10.21%	11.57%

Series II	10/16/2000	23.92	9.92	11.29

Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)		22.10	11.47	11.54

S&P 500® Index (reflects no deduction for fees, expenses or taxes)		25.02	14.53	13.10

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.invesco.com/us
INVESCO V.I. Diversified Dividend Fund | INVESCO V.I. Diversified Dividend Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order). The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's past performance is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order).
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Series I	Period Ended	Returns
Best Quarter	December 31, 2020	13.57%
Worst Quarter	March 31, 2020	-24.28%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	13.57%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(24.28%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Series I	3/1/1990	13.22%	7.64%	7.83%

Series II	6/5/2000	12.96	7.37	7.57

Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)		14.37	8.68	8.49

S&P 500® Index (reflects no deduction for fees, expenses or taxes)		25.02	14.53	13.10

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.invesco.com/us
INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND | INVESCO V.I. EQUALLY-WEIGHTED S&P 500 FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order). The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's past performance is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order).
Bar Chart Narrative [Text Block]
Amount includes the effect of the Invesco Advisers, Inc. pay-in for an economic loss as a result of a delay in rebalancing to the Underlying Index that occurred on April 24, 2020. Had the pay-in not been made, the total return would have been lower.

Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Series I	Period Ended	Returns
Best Quarter	June 30, 2020	21.72%
Worst Quarter	March 31, 2020	-26.60%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	21.72%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(26.60%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Series I1	11/9/1994	12.71%	10.48%	9.92%

Series II1	7/24/2000	12.47	10.20	9.65

S&P 500® Equal Weight Index (reflects no deduction for fees, expenses or taxes)		13.01	10.76	10.26

S&P 500® Index (reflects no deduction for fees, expenses or taxes)		25.02	14.53	13.10

1
Amount includes the effect of the Invesco Advisers, Inc. pay-in for an economic loss as a result of a delay in rebalancing to the Underlying Index that occurred on April 24, 2020. Had the pay-in not been made, the total return would have been lower.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.invesco.com/us
INVESCO V.I. EQUITY AND INCOME FUND | INVESCO V.I. EQUITY AND INCOME FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order). The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's past performance is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order).
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Series I	Period Ended	Returns
Best Quarter	December 31, 2020	16.61%
Worst Quarter	March 31, 2020	-20.32%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	16.61%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(20.32%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Series I	6/1/2010	12.12%	8.38%	7.36%

Series II	4/30/2003	11.91	8.12	7.09

Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)		14.37	8.68	8.49

Bloomberg U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)		1.18	-0.21	1.50

S&P 500® Index (reflects no deduction for fees, expenses or taxes)		25.02	14.53	13.10

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.invesco.com/us
INVESCO V.I. EQV International Equity Fund | INVESCO V.I. EQV International Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's past performance is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Series I	Period Ended	Returns
Best Quarter	June 30, 2020	17.78%
Worst Quarter	March 31, 2020	-22.09%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	17.78%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(22.09%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Series I	5/5/1993	0.62%	3.23%	4.36%

Series II	9/19/2001	0.34	2.97	4.10

MSCI ACWI ex USA® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		5.53	4.10	4.80

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Performance Availability Website Address [Text]	www.invesco.com/us
Invesco V.I. Global Fund | Invesco V.I. Global Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Global Fund/VA (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the Series I shares of the Fund and the Non-Service Shares of the predecessor fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s (and the predecessor fund’s) past performance is not necessarily an indication of how the Fund will perform in the future.
The returns shown for periods ending on or prior to May 24, 2019 are those of the Non-Service Shares and Service Shares of the predecessor fund, and are not offered by the Fund. The Non-Service Shares of the predecessor fund were reorganized into Series I shares of the Fund and the Service Shares of the predecessor fund were reorganized into the Series II shares of the Fund after the close of business on May 24, 2019. Series I shares’ and Series II shares’ returns of the Fund will be different from the Non-Service Shares’ and the Service Shares’ returns of the predecessor fund as they have different expenses.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund’s (and the predecessor fund’s) past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Global Fund/VA (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the Series I shares of the Fund and the Non-Service Shares of the predecessor fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad measure of market performance and an additional index with characteristics relevant to the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Series I	Period Ended	Returns
Best Quarter	June 30, 2020	25.65%
Worst Quarter	March 31, 2020	-21.86%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	25.65%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(21.86%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Series I	11/12/1990	16.07%	9.48%	9.85%

Series II	7/13/2000	15.78	9.21	9.58

MSCI ACWI Growth Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		24.23	13.07	11.88

MSCI ACWI Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		17.49	10.06	9.23

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Performance Availability Website Address [Text]	www.invesco.com/us
INVESCO V.I. GLOBAL CORE EQUITY FUND | INVESCO V.I. GLOBAL CORE EQUITY FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's past performance is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Series I	Period Ended	Returns
Best Quarter	June 30, 2020	21.30%
Worst Quarter	March 31, 2020	-25.10%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	21.30%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(25.10%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Series I	1/2/1997	16.85%	7.85%	7.19%

Series II	6/1/2010	16.72	7.62	6.93

MSCI World IndexSM (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		18.67	11.17	9.95

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Performance Availability Website Address [Text]	www.invesco.com/us
INVESCO V.I. Global Real Estate Fund | INVESCO V.I. Global Real Estate Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order). The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's past performance is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order).
Performance Additional Market Index [Text]	The Custom Invesco Global Real Estate Index is composed of the FTSE EPRA/NAREIT Developed Index (gross) from fund inception through Feb. 17, 2005; the FTSE EPRA/NAREIT Developed Index (net) from Feb. 18, 2005, through June 30, 2014; the FTSE EPRA Nareit Global Index (Net) from July 1, 2014 through June 30, 2021, and the FTSE EPRA Nareit Developed Index (Net) from July 1, 2021 onward.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Series I	Period Ended	Returns
Best Quarter	March 31, 2019	15.08%
Worst Quarter	March 31, 2020	-27.77%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	15.08%
Highest Quarterly Return, Date	Mar. 31, 2019
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(27.77%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Series I	3/31/1998	-1.80%	-2.39%	1.52%

Series II	4/30/2004	-2.11	-2.64	1.26

Custom Invesco Global Real Estate Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)[1]		0.94	-1.49	2.20

MSCI World IndexSM (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		18.67	11.17	9.95

1
The Custom Invesco Global Real Estate Index is composed of the FTSE EPRA/NAREIT Developed Index (gross) from fund inception through Feb. 17, 2005; the FTSE EPRA/NAREIT Developed Index (net) from Feb. 18, 2005, through June 30, 2014; the FTSE EPRA Nareit Global Index (Net) from July 1, 2014 through June 30, 2021, and the FTSE EPRA Nareit Developed Index (Net) from July 1, 2021 onward.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Performance Availability Website Address [Text]	www.invesco.com/us
Invesco V.I. Global Strategic Income Fund | Invesco V.I. Global Strategic Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Global Strategic Income Fund/VA (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the Series I shares of the Fund and the Non-Service Shares of the predecessor fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad measure of market performance. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s (and the predecessor fund’s) past performance is not necessarily an indication of how the Fund will perform in the future.
The returns shown for periods ending on or prior to May 24, 2019 are those of the Non-Service Shares and Service Shares of the predecessor fund, and are not offered by the Fund. The Non-Service Shares of the predecessor fund were reorganized into Series I shares of the Fund and the Service Shares of the predecessor fund were reorganized into the Series II shares of the Fund after the close of business on May 24, 2019. Series I shares’ and Series II shares’ returns of the Fund will be different from the Non-Service Shares’ and the Service Shares’ returns of the predecessor fund as they have different expenses.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund’s (and the predecessor fund’s) past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Global Strategic Income Fund/VA (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the Series I shares of the Fund and the Non-Service Shares of the predecessor fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Series I	Period Ended	Returns
Best Quarter	June 30, 2020	13.98%
Worst Quarter	March 31, 2020	-16.50%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	13.98%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(16.50%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Series I	5/3/1993	3.16%	-0.14%	1.53%

Series II	3/19/2001	2.79	-0.43	1.28

Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses or taxes)		-1.69	-1.96	0.15

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.invesco.com/us
INVESCO V.I. Government Money Market Fund | INVESCO V.I. Government Money Market Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s past performance is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Effective April 29, 2016, the Fund changed its investment strategy from a prime money market strategy to a strategy that classified the Fund as a “government money market fund,” as defined by Rule 2a-7, and simultaneously changed its name to Invesco V.I. Government Money Market Fund. Performance shown prior to that date reflects the Fund’s former prime money market strategy, which permitted investments in certain types of securities that as a government money market fund, the Fund is no longer permitted to hold. Consequently, the performance information below would have been different if the current investment limitations had been in effect during the period prior to the Fund’s conversion to a government money market fund.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Series I	Period Ended	Returns
Best Quarter	December 31, 2023	1.28%
Worst Quarter	December 31, 2021	0.00%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.28%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Dec. 31, 2021
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Series I	5/5/1993	4.98%	2.30%	1.56%

Series II	12/16/2001	4.72	2.14	1.39

U.S. 3 Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)		5.01	2.47	1.76

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]	Invesco V.I. Government Money Market Fund’s seven day yield on December 31, 2024, was 4.23%.
Money Market Seven Day Yield, Caption [Optional Text]	Invesco V.I. Government Money Market Fund’s seven day yield on December 31, 2024, was 4.23%.
Money Market Seven Day Yield	4.23%
Performance Availability Website Address [Text]	www.invesco.com/us
INVESCO V.I. Government Securities Fund | INVESCO V.I. Government Securities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order). The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's past performance is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order).
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Series I	Period Ended	Returns
Best Quarter	December 31, 2023	5.14%
Worst Quarter	March 31, 2022	-4.88%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	5.14%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(4.88%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Series I	5/5/1993	1.72%	-0.17%	0.91%

Series II	9/19/2001	1.48	-0.40	0.67

Bloomberg Intermediate U.S. Government Index (reflects no deduction for fees, expenses or taxes)		2.44	0.49	1.24

Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		1.25	-0.33	1.35

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.invesco.com/us
INVESCO V.I. GROWTH AND INCOME FUND | INVESCO V.I. GROWTH AND INCOME FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order). The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's past performance is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order).
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Series I	Period Ended	Returns
Best Quarter	December 31, 2020	21.73%
Worst Quarter	March 31, 2020	-31.33%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	21.73%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(31.33%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Series I	12/23/1996	16.00%	10.07%	8.80%

Series II	9/18/2000	15.72	9.81	8.53

Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)		14.37	8.68	8.49

S&P 500® Index (reflects no deduction for fees, expenses or taxes)		25.02	14.53	13.10

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.invesco.com/us
INVESCO V.I. Health Care Fund | INVESCO V.I. Health Care Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of two style-specific benchmarks and a broad-based securities market benchmark (in that order). The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's past performance is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of two style-specific benchmarks and a broad-based securities market benchmark (in that order).
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Series I	Period Ended	Returns
Best Quarter	December 31, 2019	19.82%
Worst Quarter	March 31, 2020	-16.57%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	19.82%
Highest Quarterly Return, Date	Dec. 31, 2019
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(16.57%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Series I	5/21/1997	4.17%	3.64%	5.40%

Series II	4/30/2004	3.87	3.38	5.13

S&P Composite 1500® Health Care Index (reflects no deduction for fees, expenses or taxes)		2.81	7.70	9.18

MSCI World Health Care Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		1.13	6.18	7.33

MSCI World IndexSM (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		18.67	11.17	9.95

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.invesco.com/us
INVESCO V.I. High Yield Fund | INVESCO V.I. High Yield Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order). The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's past performance is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order).
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Series I	Period Ended	Returns
Best Quarter	June 30, 2020	10.86%
Worst Quarter	March 31, 2020	-16.64%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	10.86%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(16.64%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Series I	5/1/1998	7.73%	2.97%	3.81%

Series II	3/26/2002	7.59	2.72	3.55

Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index (reflects no deduction for fees, expenses or taxes)		8.19	4.20	5.16

Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		1.25	-0.33	1.35

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.invesco.com/us
Invesco V.I. Main Street Fund | Invesco V.I. Main Street Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Main Street Fund/VA (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the Series I shares of the Fund and the Non-Service Shares of the predecessor fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad measure of market performance. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s (and the predecessor fund’s) past performance is not necessarily an indication of how the Fund will perform in the future.
The returns shown for periods ending on or prior to May 24, 2019 are those of the Non-Service Shares and Service Shares of the predecessor fund, and are not offered by the Fund. The Non-Service Shares of the predecessor fund were reorganized into Series I shares of the Fund and the Service Shares of the predecessor fund were reorganized into the Series II shares of the Fund after the close of business on May 24, 2019. Series I shares’ and Series II shares’ returns of the Fund will be different from the
Non-Service Shares’ and the Service Shares’ returns of the predecessor fund as they have different expenses.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund’s (and the predecessor fund’s) past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Main Street Fund/VA (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the Series I shares of the Fund and the Non-Service Shares of the predecessor fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Series I	Period Ended	Returns
Best Quarter	June 30, 2020	18.60%
Worst Quarter	March 31, 2020	-20.38%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	18.60%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(20.38%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Series I	7/5/1995	23.65%	12.08%	11.24%

Series II	7/13/2000	23.39	11.81	10.97

S&P 500® Index (reflects no deduction for fees, expenses or taxes)		25.02	14.53	13.10

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.invesco.com/us
INVESCO V.I. Main Street Mid Cap Fund | INVESCO V.I. Main Street Mid Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order). The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's past performance is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order).
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Series I	Period Ended	Returns
Best Quarter	June 30, 2020	22.40%
Worst Quarter	March 31, 2020	-27.42%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	22.40%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(27.42%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Series I	9/10/2001	17.07%	9.12%	7.95%

Series II	9/10/2001	16.79	8.83	7.68

Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)		15.34	9.92	9.63

S&P 500® Index (reflects no deduction for fees, expenses or taxes)		25.02	14.53	13.10

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.invesco.com/us
Invesco V.I. Main Street Small Cap Fund | Invesco V.I. Main Street Small Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Main Street Small Cap Fund/VA (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the Series I shares of the Fund and the Non-Service Shares of the predecessor fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s (and the predecessor fund’s) past performance is not necessarily an indication of how the Fund will perform in the future.
The returns shown for periods ending on or prior to May 24, 2019 are those of the Non-Service Shares and Service Shares of the predecessor fund, and are not offered by the Fund. The Non-Service Shares of the predecessor fund were reorganized into Series I shares of the Fund and the Service Shares of the predecessor fund were reorganized into the Series II shares of the Fund after the close of business on May 24, 2019. Series I shares’ and Series II shares’ returns of the Fund will be different from the Non-Service Shares’ and the Service Shares’ returns of the predecessor fund as they have different expenses.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund’s (and the predecessor fund’s) past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Main Street Small Cap Fund/VA (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the Series I shares of the Fund and the Non-Service Shares of the predecessor fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad measure of market performance and an additional index with characteristics relevant to the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Series I	Period Ended	Returns
Best Quarter	June 30, 2020	28.15%
Worst Quarter	March 31, 2020	-30.83%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	28.15%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(30.83%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Series I	5/1/1998	12.69%	10.49%	9.00%

Series II	7/16/2001	12.41	10.21	8.73

Russell 2000® Index (reflects no deduction for fees, expenses or taxes)		11.54	7.40	7.82

S&P 500® Index (reflects no deduction for fees, expenses or taxes)		25.02	14.53	13.10

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.invesco.com/us
Invesco(R) V.I. S&P 500 Buffer Fund - September | Invesco(R) V.I. S&P 500 Buffer Fund - September
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order). The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's past performance is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order).
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Series I	Period Ended	Returns
Best Quarter	December 31, 2023	6.93%
Worst Quarter	June 30, 2022	-10.43%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	6.93%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(10.43%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance [Table]
	Inception Date	1 Year	Since Inception
Series I	9/30/2021	10.44%	7.65%

Series II	9/30/2021	10.02	7.38

S&P 500® Index (Price Only)[1]		23.31	10.06

S&P 500® Index (reflects no deduction for fees, expenses or taxes)		25.02	11.77

1
The S&P 500® Index (Price Only) is a price return index, which tracks the price of its component securities and excludes dividends.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.invesco.com/us
Invesco(R) V.I. S&P 500 Buffer Fund - December | Invesco(R) V.I. S&P 500 Buffer Fund - December
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order). The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's past performance is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order).
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Series I	Period Ended	Returns
Best Quarter	December 31, 2023	7.46%
Worst Quarter	June 30, 2022	-10.91%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	7.46%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(10.91%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance [Table]
	Inception Date	1 Year	Since Inception
Series I	12/31/2021	14.04%	6.69%

Series II	12/31/2021	13.73	6.42

S&P 500® Index (Price Only)[1]		23.31	7.26

S&P 500® Index (reflects no deduction for fees, expenses or taxes)		25.02	8.94

1
The S&P 500® Index (Price Only) is a price return index, which tracks the price of its component securities and excludes dividends.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.invesco.com/us
Invesco(R) V.I. S&P 500 Buffer Fund - March | Invesco(R) V.I. S&P 500 Buffer Fund - March
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order). The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's past performance is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order).
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Series I	Period Ended	Returns
Best Quarter	March 31, 2023	7.50%
Worst Quarter	September 30, 2023	-1.43%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	7.50%
Highest Quarterly Return, Date	Mar. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(1.43%)
Lowest Quarterly Return, Date	Sep. 30, 2023
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance [Table]
	Inception Date	1 Year	Since Inception
Series I	3/31/2022	13.28%	8.64%

Series II	3/31/2022	13.06	8.38

S&P 500® Index (Price Only)[1]		23.31	9.96

S&P 500® Index (reflects no deduction for fees, expenses or taxes)		25.02	11.69

1
The S&P 500® Index (Price Only) is a price return index, which tracks the price of its component securities and excludes dividends.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.invesco.com/us
Invesco(R) V.I. S&P 500 Buffer Fund - June | Invesco(R) V.I. S&P 500 Buffer Fund - June
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order). The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's past performance is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order).
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Series I	Period Ended	Returns
Best Quarter	December 31, 2023	7.67%
Worst Quarter	September 30, 2023	-2.17%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	7.67%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(2.17%)
Lowest Quarterly Return, Date	Sep. 30, 2023
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance [Table]
	Inception Date	1 Year	Since Inception
Series I	6/30/2022	14.03%	14.19%

Series II	6/30/2022	13.76	13.89

S&P 500® Index (Price Only)[1]		23.31	19.28

S&P 500® Index (reflects no deduction for fees, expenses or taxes)		25.02	21.14

1
The S&P 500® Index (Price Only) is a price return index, which tracks the price of its component securities and excludes dividends.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.invesco.com/us
INVESCO V.I. Small Cap Equity Fund | INVESCO V.I. Small Cap Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order). The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's past performance is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order).
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Series I	Period Ended	Returns
Best Quarter	June 30, 2020	29.67%
Worst Quarter	March 31, 2020	-29.10%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	29.67%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(29.10%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Series I	8/29/2003	18.09%	10.89%	8.09%

Series II	8/29/2003	17.85	10.60	7.82

Russell 2000® Index (reflects no deduction for fees, expenses or taxes)		11.54	7.40	7.82

S&P 500® Index (reflects no deduction for fees, expenses or taxes)		25.02	14.53	13.10

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.invesco.com/us
INVESCO V.I. Technology Fund | INVESCO V.I. Technology Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order). The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's past performance is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order).
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Series I	Period Ended	Returns
Best Quarter	June 30, 2020	32.44%
Worst Quarter	June 30, 2022	-23.58%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	32.44%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(23.58%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Series I	5/20/1997	34.27%	14.65%	14.39%

Series II	4/30/2004	33.86	14.36	14.11

S&P North American Technology Sector Index (reflects no deduction for fees, expenses or taxes)		36.08	21.06	20.70

S&P 500® Index (reflects no deduction for fees, expenses or taxes)		25.02	14.53	13.10

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.invesco.com/us
Invesco V.I. U.S. Government Money Portfolio | Invesco V.I. U.S. Government Money Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Government Money Fund/VA (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the Series I shares of the Fund and the Non-Service Shares of the predecessor fund from year to year as of December 31. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s (and the predecessor fund’s) past performance is not necessarily an indication of how the Fund will perform in the future.
The returns shown for periods ending on or prior to May 24, 2019 are those of the Non-Service Shares of the predecessor fund, which are not offered by the Fund. The Non-Service Shares of the predecessor fund were reorganized into Series I shares of the Fund after the close of business on May 24, 2019. Series I shares’ and Series II shares’ returns of the Fund will be different from the Non-Service Shares’ returns of the predecessor fund as they have different expenses.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Effective April 29, 2016, the predecessor fund changed its investment strategy from a prime money market strategy to a strategy that classified the predecessor fund as a “government money market fund,” as defined by Rule 2a-7. Performance shown prior to that date reflects the predecessor fund’s former prime money market strategy, which permitted investments in certain types of securities that as a government money market fund, the predecessor fund (and therefore the Fund) is no longer permitted to hold. Consequently, the performance information below would have been different if the current investment limitations had been in effect during the period prior to the predecessor fund’s conversion to a government money market fund.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund’s (and the predecessor fund’s) past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Government Money Fund/VA (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the Series I shares of the Fund and the Non-Service Shares of the predecessor fund from year to year as of December 31.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Series I	Period Ended	Returns
Best Quarter	December 31, 2023	1.21%
Worst Quarter	March 31, 2022	0.00%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.21%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Series I	4/3/1985	4.63%	2.11%	1.40%

Series II1	5/24/2019	4.38	1.97	1.20

1
Series II shares’ performance shown prior to the inception date is that of Series I shares restated to reflect the 12b-1 fees applicable to the Series II shares. Series I shares’ performance reflects any applicable fee waiver and/or expense reimbursements.

Performance Table Closing [Text Block]	Invesco V.I. U.S. Government Money Portfolio’s seven day yield on December 31, 2024, was 3.95%.
Money Market Seven Day Yield, Caption [Optional Text]	Invesco V.I. U.S. Government Money Portfolio’s seven day yield on December 31, 2024, was 3.95%.
Money Market Seven Day Yield	3.95%
Performance Availability Website Address [Text]	www.invesco.com/us